UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Eubel Brady & Suttman Asset Management, Inc.

Address:  7777 Washington Village Drive, Suite 210
          Dayton, Ohio  45459


13F File Number: 28-05145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark E. Brady
Title:  Chief Operations Officer
Phone:  (937) 291-1223


Signature, Place and Date of Signing:

/s/ Mark E. Brady                  Dayton, Ohio                May 13, 2004
-----------------------     --------------------------    ----------------------
    [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       75

Form 13F Information Table Value Total: $3,373,541
                                         (thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           FORM 13F INFORMATION TABLE





                                            Eubel Brady & Suttman Asset Management, Inc.
                                                           SEC Form 13-F
                                                              03/31/04

                                                    Item #4
                                                     Market      Item #5             Item #6                          Item #8
Item #1                       Item #2  Item #3        Value             Sh/    Investment Descretion   Item #7    Voting Authority
Name of Issuer                  Title   CUSIP     (x$1,000)   Quantity  Prn     Sole  Shared  Other    Managers  Sole  Shared  Other
--------------                -------  -------     ---------  --------  ---     ----  ------  -----    --------  ----  ------  -----

21st Centy Ins Group           common   90130N103       8364     580810  sh    580810   n/a    n/a      n/a     580810   n/a   n/a
Accredited Home Lendrs Hldg    common   00437p107      15554     394775  sh    394775   n/a    n/a      n/a     394775   n/a   n/a
Aceto Corp                     common   004446100       4342     276396  sh    276396   n/a    n/a      n/a     276396   n/a   n/a
Altria Group Inc               common   02209S103      22674     416425  sh    416425   n/a    n/a      n/a     416425   n/a   n/a
America Svc Group Inc          common   02364l109      17496     510089  sh    510089   n/a    n/a      n/a     510089   n/a   n/a
American Finl Realty Tr        common   02607P305     151474    8936547  sh   8936547   n/a    n/a      n/a    8936547   n/a   n/a
American Home Mtg Invt. Corp   common   02660r107      67169    2332250  sh   2332250   n/a    n/a      n/a    2332250   n/a   n/a
American Pwr Conversion Corp   common   029066107     111206    4837131  sh   4837131   n/a    n/a      n/a    4837131   n/a   n/a
AmeriCredit Corp               common   03060R101     129484    7603290  sh   7603290   n/a    n/a      n/a    7603290   n/a   n/a
Ashford Hospitality Tr Inc     common   044103109      28230    2770374  sh   2770374   n/a    n/a      n/a    2770374   n/a   n/a
Bancorp Bk                     common   05969f104       1224      68010  sh     68010   n/a    n/a      n/a      68010   n/a   n/a
Bob Evans Farms Inc            common   096761101       6960     215287  sh    215287   n/a    n/a      n/a     215287   n/a   n/a
Brown Forman Corp              common   115637209       7134     149694  sh    149694   n/a    n/a      n/a     149694   n/a   n/a
Funding, Inc.                  common   140288101      23873    1862170  sh   1862170   n/a    n/a      n/a    1862170   n/a   n/a
CenturyTel Inc.                common   156700106      52352    1904388  sh   1904388   n/a    n/a      n/a    1904388   n/a   n/a
Coldwater Creek Inc.           common   193068103      15407     722668  sh    722668   n/a    n/a      n/a     722668   n/a   n/a
CompuDyne Corp                 common   204795306       5597     497945  sh    497945   n/a    n/a      n/a     497945   n/a   n/a
Consol Energy Inc              common   20854P109     140326    5236037  sh   5236037   n/a    n/a      n/a    5236037   n/a   n/a
Cox Communications Inc. CL A   common   224044107      93874    2970687  sh   2970687   n/a    n/a      n/a    2970687   n/a   n/a
Donnelley R R & Sons Co        common   257867101      13458     444880  sh    444880   n/a    n/a      n/a     444880   n/a   n/a
Dun & Bradstreet Corp          common   26483E100      49375     922892  sh    922892   n/a    n/a      n/a     922892   n/a   n/a
Emmis Communications Corp      common   291525103      75742    3181120  sh   3181120   n/a    n/a      n/a    3181120   n/a   n/a
Everest Re Group LTD           common   G3223R108       2862      33500  sh     33500   n/a    n/a      n/a      33500   n/a   n/a
Franklin Bk Corp Del           common   352451108       1434      77470  sh     77470   n/a    n/a      n/a      77470   n/a   n/a
Friedman Billings Ramsey Gro   common   358434108     170455    6315500  sh   6315500   n/a    n/a      n/a    6315500   n/a   n/a
Golden West Finl Corp          common   381317106      98532     880141  sh    880141   n/a    n/a      n/a     880141   n/a   n/a
Government Pptys Tb Inc        common   38374W107      13240    1005340  sh   1005340   n/a    n/a      n/a    1005340   n/a   n/a
Hearst - Argyle Television Inc common   422317107      61082    2271563  sh   2271563   n/a    n/a      n/a    2271563   n/a   n/a
Highland Hospitality           common   430141101      24557    2095335  sh   2095335   n/a    n/a      n/a    2095335   n/a   n/a
Hollinger Intl Inc             common   435569108       9930     501530  sh    501530   n/a    n/a      n/a     501530   n/a   n/a
IHOP Corp.                     common   449623107       8121     235811  sh    235811   n/a    n/a      n/a     235811   n/a   n/a
Insight Communications Inc     common   45768V108      60170    5993057  sh   5993057   n/a    n/a      n/a    5993057   n/a   n/a
Integrated Alarm Svcs Group    common   45890m109      19752    2068320  sh   2068320   n/a    n/a      n/a    2068320   n/a   n/a
ITLA Cap Corp                  common   450565106      23433     475982  sh    475982   n/a    n/a      n/a     475982   n/a   n/a
Jones Apparel Group Inc        common   480074103      78614    2174663  sh   2174663   n/a    n/a      n/a    2174663   n/a   n/a
Key Energy Svcs Inc            common   492914106     105039    9549040  sh   9549040   n/a    n/a      n/a    9549040   n/a   n/a
Knight Ridder Inc              common   499040103     121874    1663814  sh   1663814   n/a    n/a      n/a    1663814   n/a   n/a
Lancaster Colony Corp          common   513847103      62419    1545034  sh   1545034   n/a    n/a      n/a    1545034   n/a   n/a
Lee Enterprises Inc            common   523768109      79445    1758403  sh   1758403   n/a    n/a      n/a    1758403   n/a   n/a
Leucadia Natl Corp             common   527288104     120147    2255008  sh   2255008   n/a    n/a      n/a    2255008   n/a   n/a
Liberty Media Corp. Cl A       common   530718105      33359    3046444  sh   3046444   n/a    n/a      n/a    3046444   n/a   n/a
Luminent Mtg Cap Inc           common   550278303       6986     493695  sh    493695   n/a    n/a      n/a     493695   n/a   n/a
Markel Corp                    common   570535104      30024     104286  sh    104286   n/a    n/a      n/a     104286   n/a   n/a
Maxwell Shoe Inc               common   577766108      10405     462442  sh    462442   n/a    n/a      n/a     462442   n/a   n/a
McCormick & Co, Inc.           common   579780206      12435     370960  sh    370960   n/a    n/a      n/a     370960   n/a   n/a
MCG Capital Corp.              common   58047P107      45442    2251810  sh   2251810   n/a    n/a      n/a    2251810   n/a   n/a
Mediacom Communications Corp   common   58446k105      80572   10046424  sh  10046424   n/a    n/a      n/a   10046424   n/a   n/a
Mercury Genl Corp New          common   589400100      88168    1765827  sh   1765827   n/a    n/a      n/a    1765827   n/a   n/a
Meredith Corp.                 common   589433101       7932     156890  sh    156890   n/a    n/a      n/a     156890   n/a   n/a
Moody's Corp                   common   615369105       1491      21060  sh     21060   n/a    n/a      n/a      21060   n/a   n/a
National Beverage Corp.        common   635017106       2492     261800  sh    261800   n/a    n/a      n/a     261800   n/a   n/a
North Fork Bancorporation NY   common   659424105     148795    3515961  sh   3515961   n/a    n/a      n/a    3515961   n/a   n/a
NVR Inc.                       common   62944T105     122336     265948  sh    265948   n/a    n/a      n/a     265948   n/a   n/a
Pactiv Corp                    common   695257105       1936      87000  sh     87000   n/a    n/a      n/a      87000   n/a   n/a
Parker Hannifin Corp.          common   701094104       2576      45600  sh     45600   n/a    n/a      n/a      45600   n/a   n/a
Petroquest Energy Inc          common   716748108      10072    2821346  sh   2821346   n/a    n/a      n/a    2821346   n/a   n/a
Provident Finl Svcs Inc        common   74386t105      15640     836806  sh    836806   n/a    n/a      n/a     836806   n/a   n/a
RailAmerica Inc.               common   750753105      20511    1702160  sh   1702160   n/a    n/a      n/a    1702160   n/a   n/a
RLI Corp.                      common   749607107      33568     869629  sh    869629   n/a    n/a      n/a     869629   n/a   n/a
Royal Dutch Pete Co            common   780257804        209       4400  sh      4400   n/a    n/a      n/a       4400   n/a   n/a
Saxon Capital Inc              common   80556P302      47806    1683302  sh   1683302   n/a    n/a      n/a    1683302   n/a   n/a
Sherwin-Williams Co.           common   824348106     115998    3018435  sh   3018435   n/a    n/a      n/a    3018435   n/a   n/a
Sirius Satellite Radio Inc.    common   82966U103         63      18590  sh     18590   n/a    n/a      n/a      18590   n/a   n/a
Spherion Corp                  common   848420105      20657    2019285  sh   2019285   n/a    n/a      n/a    2019285   n/a   n/a
Standard Management Corp       common   853612109        704     188840  sh    188840   n/a    n/a      n/a     188840   n/a   n/a
Summit Amer Television, Inc    common   86600T109        323      80000  sh     80000   n/a    n/a      n/a      80000   n/a   n/a
Supreme Inds. Inc              common   868607102       4534     655260  sh    655260   n/a    n/a      n/a     655260   n/a   n/a
Telephone & Data Sys Inc       common   879433100     130626    1843174  sh   1843174   n/a    n/a      n/a    1843174   n/a   n/a
Timberland Co                  common   887100105      62380    1049281  sh   1049281   n/a    n/a      n/a    1049281   n/a   n/a
Topps Inc.                     common   890786106      17500    1832510  sh   1832510   n/a    n/a      n/a    1832510   n/a   n/a
Trinity Inds Inc               common   896522109      91837    3303495  sh   3303495   n/a    n/a      n/a    3303495   n/a   n/a
UST Inc.                       common   902911106      86263    2389569  sh   2389569   n/a    n/a      n/a    2389569   n/a   n/a
Washington Mut Inc             common   939322103      15697     367516  sh    367516   n/a    n/a      n/a     367516   n/a   n/a
White Mtns Ins Group Ltd       common   G9618E107       1336       2547  sh      2547   n/a    n/a      n/a       2547   n/a   n/a
Williams Cos Inc               common   969457100        442     552402  sh    552402   n/a    n/a      n/a     552402   n/a   n/a

                                                   3373540.6




00843.0001 #485628